                             VERSION 1



T. Rowe Price Index Trust, Inc.
   T. Rowe Price Equity Index 500 Fund
   T. Rowe Price Extended Equity Market Index Fund
   T. Rowe Price Total Equity Market Index Fund


 Supplement to prospectus dated May 1, 2002
--
 The following updates the Portfolio Management paragraph in Section 3 on page 28 of the current prospectus.

   Portfolio Management
   Equity Index 500 and Extended Equity Market Index Funds

   Effective December 1, 2002, Eugene F. Bair became chairman of the Investment Advisory Committee and assumed day-to-day responsibility for managing each fund. Mr. Bair joined T. Rowe Price in 1998 and has been managing investments since 2000. Prior to that time, he was Vice President with Monument Investment Advisers.

   Total Equity Market Index Fund

   Effective December 1, 2002, Ann M. Holcomb became chairman of the Investment Advisory Committee and assumed day-to-day responsibility for managing the fund. Ms. Holcomb joined T. Rowe Price in 1996 and has been managing investments since 2001.

 Effective December 31, 2002, footnote (c) to Table 3 on page 12 will be revised with the following to reflect the extension of the Equity Index 500 Fund^s expense ratio limitation:

 /c/Effective January 1, 2003, T. Rowe Price contractually obligated itself to waive its fees and bear any expenses through April 30, 2005, to the extent such fees or expenses would cause the fund^s ratio of expenses to average net assets to exceed 0.35%. Fees waived or expenses paid or assumed under this agreement are subject to reimbursement to T. Rowe Price by the fund whenever the fund^s expense ratio is below 0.35%; however, no reimbursement will be made after April 30, 2007, or if it would result in the expense ratio exceeding 0.35%. Any amounts reimbursed will have the effect of increasing fees otherwise paid by the fund. The fund operated under a previous expense limitation for which T. Rowe Price may be reimbursed.
--
 The date of the above supplement is December 31, 2002.
--
                                                                C50-041 12/31/02

                                         VERSION 2



T. Rowe Price Index Trust, Inc.
   T. Rowe Price Equity Index 500 Fund
   T. Rowe Price Extended Equity Market Index Fund
   T. Rowe Price Total Equity Market Index Fund

T. Rowe Price Equity Series, Inc.
   T. Rowe Price Equity Index 500 Portfolio

 Supplement to prospectus dated May 1, 2002
--
 The following updates the Portfolio Management paragraph in Section 3 of the current prospectuses.

   Portfolio Management
   Equity Index 500 and Extended Equity Market Index Funds and Equity Index 500 Portfolio

   Effective December 1, 2002, Eugene F. Bair became chairman of the Investment Advisory Committee and assumed day-to-day responsibility for managing each fund. Mr. Bair joined T. Rowe Price in 1998 and has been managing investments since 2000. Prior to that time, he was Vice President with Monument Investment Advisers.

   Total Equity Market Index Fund

   Effective December 1, 2002, Ann M. Holcomb became chairman of the Investment Advisory Committee and assumed day-to-day responsibility for managing the fund. Ms. Holcomb joined T. Rowe Price in 1996 and has been managing investments since 2001.

 Effective December 31, 2002, footnote (c) to Table 3 on page 12 will be revised with the following to reflect the extension of the Equity Index 500 Fund^s expense ratio limitation:

 /c/Effective January 1, 2003, T. Rowe Price contractually obligated itself to waive its fees and bear any expenses through April 30, 2005, to the extent such fees or expenses would cause the fund^s ratio of expenses to average net assets to exceed 0.35%. Fees waived or expenses paid or assumed under this agreement are subject to reimbursement to T. Rowe Price by the fund whenever the fund^s expense ratio is below 0.35%; however, no reimbursement will be made after April 30, 2007, or if it would result in the expense ratio exceeding 0.35%. Any amounts reimbursed will have the effect of increasing fees otherwise paid by the fund. The fund operated under a previous expense limitation for which T. Rowe Price may be reimbursed.
--
 The date of the above supplement is December 31, 2002.
--
                                                                        12/31/02

                                         VERSION 3



T. Rowe Price Equity Series, Inc.
   T. Rowe Price Equity Index 500 Portfolio

 Supplement to prospectus dated May 1, 2002
--
 The following updates the Portfolio Management paragraph on page 8 of the prospectus is updated with the following:

   Portfolio Management
   Effective December 1, 2002, Eugene F. Bair became chairman of the Equity Index 500 Portfolio^s Investment Advisory Committee and assumed day-to-day responsibility for managing the portfolio. Mr. Bair joined T. Rowe Price in 1998 and has been managing investments since 2000. Prior to that time, he was Vice President with Monument Investment Advisers.

--
 The date of the above supplement is December 31, 2002.
--

T. Rowe Price Equity Series, Inc.
   T. Rowe Price New America Growth Portfolio

 Supplement to prospectus dated May 1, 2002
--
 Effective immediately, the Portfolio Management paragraph on page 9 of the prospectus is updated with the following:

   Portfolio Management
   Effective July 22, 2002, Joseph M. Milano became chairman of New America Growth Portfolio^s Investment Advisory Committee and assumed day-to-day responsibility for managing the portfolio. Mr. Milano joined T. Rowe Price in 1996 as a research analyst in the equity division covering a wide range of growth companies. He is a member of seven T. Rowe Price Investment Advisory Committees.

--
 The date of the above supplement is August 19, 2002.
--

T. Rowe Price Fixed Income Series, Inc.
   T. Rowe Price Prime Reserve Portfolio


 Supplement to prospectus dated May 1, 2002
--
 Effective immediately, the Portfolio Management paragraph on page 9 of the prospectus is replaced with the following:

   Portfolio Management
   The fund has an Investment Advisory Committee with the following members:
   James M. McDonald, Chairman, Steven G. Brooks, Brian E. Burns, Alan D. Levenson, Joseph K. Lynagh, Joan R. Potee, and Edward A. Wiese. The committee chairman has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the fund^s investment program. Mr. McDonald was elected chairman of the fund^s committee in 2002. He joined
   T. Rowe Price in 1976 as a financial statistician and has been managing investments since 1979.
--
 The date of the above supplement is May 29, 2002.
--
                                                                C15-041 12/31/02